Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about warrants, activity [Table Text Block]
			2018			2017
			Weighted			Weighted
			average			average
	Number of		exercise	Number of		exercise
	Warrants(i),(ii)	Amount	price	Warrants(i),(ii)	Amount	price
		$	$		$	$

Balance – January 1	11,195,500	30,901	27.61	11,195,500	30,901	27.61
Issued	-	-	-	-	-	-

Balance – December 31	11,195,500	30,901	27.61	11,195,500	30,901	27.61